Long-Term Debt and Borrowing Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Long-Term Debt and Borrowing Arrangements [Abstract]
Long-term debt and borrowing arrangements

6. Long-term debt and borrowing arrangements

The Company’s indebtedness as of September 30, 2024, and December 31, 2023, consisted of the following:

	As of September 30, 2024	Interest Rate	As of December 31, 2023	Interest Rate
$15 million revolving credit arrangement – related party (due September 30, 2034)	$8,057	2.75%	$6,828	2.75%
€1.5 million term loan (due April 2026)	678	1.70%	980	1.70%
$12.785 million term loan – related party (due December 2026)(1)	—	—	9,697	2.75%
€7 million term loan (due April 2027)	3,898	5.67%	4,861	6.00%
$7.25 million term loan – related party (due December 2027)(1)	—	—	7,250	3.75%
$1.25 million term loan – (due March 31, 2025)	1,250	8.88%	—	—
$14.765 Term Loan – related party (due September 30, 2034)(1)	14,765	8.00%	—	—
$7.22 million term loan – related party (due March 31, 2025)	7,221	8.88%	—	—
	35,869		29,616
Less: Current portion of long-term debt and short-term debt	10,339		6,651
	$25,530		$22,965

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(1)      Term loan modified on September 30, 2024. The outstanding principal and interest were refinanced into a new $14.765 million term loan.

As of September 30, 2024, the remaining commitment available under the Company’s related party revolving credit arrangements was the following:

Available Capacity
$15 million revolving credit arrangement (due September 30, 2034)	$6,943

$15 million revolving credit arrangement

Effective as of September 30, 2024, the Company amended and restated the revolving credit arrangement with Infinite Acquisitions. to increase the maximum capacity from $10.0 million to $15.0 million. In addition, the maturity date was extended to September 30, 2034 and the interest rate increased to the three-month Secured Overnight Financing Rate on the first day of the applicable quarter plus 2.75%.

€1.5 million term loan

In April 2020, the Company entered into a six-year €1.5 million Institute of Official Credit (ICO) term loan with a Spanish bank, with a fixed interest rate of 1.70%. The loan was interest only for the first twelve months, thereafter principal and interest is payable monthly in arrears.

$12.785 million term loan

In December 2021, the Company entered into a five-year $12.785 million term loan with Collections, renamed Infinite Acquisitions. The loan bears interest at 2.75% per annum. The loan was interest only for the first twelve months, thereafter principal and interest is payable quarterly in arrears.

The outstanding principal and interest as of September 30, 2024, were refinanced into a new $14.765 million term loan. See below $14.765 million term loan disclosure.

€7 million term loan

In March 2019, the Company entered into an eight-year €7 million term loan with a Spanish bank, with interest at six-month Euribor plus 2.00%. The loan was interest only for the first eighteen months, thereafter principal and interest was payable monthly in arrears. The loan is collateralized by the Company’s investment in PDP.

$7.25 million term loan

In December 2022, the Company entered into a five-year $7.25 million term loan with Infinite Acquisitions. The loan bears interest at 3.75% per annum. The loan was interest only for the first twelve months, thereafter principal and interest is payable quarterly in arrears.

The outstanding principal and interest as of September 30, 2024, were refinanced into a new $14.765 million term loan. See below $14.765 million term loan disclosure.

$1.25 million term loan

In March 2024, Falcon’s Opco entered into a one-year $1.25 million term loan with Universal Kat Holdings, LLC (“Universal Kat”). The loan bears interest at 8.875% per annum, which is payable quarterly in arrears. On June 14, 2024, Falcon’s Opco entered into a loan amendment with Universal Kat to defer the first interest and principal payment from June 30, 2024 to the earlier of 1) September 30, 2024; 2) within five business days after the date upon which Falcon’s Opco receives a distribution of funds from PDP as result of an asset sale transaction; or 3) within five business days after the date upon which Falcon’s Opco receives cash proceeds as the result of a debt or equity fundraising transaction with a third-party resulting in net proceeds of $20 million or more.

Following the amendment above, Universal Kat assigned the entire loan to FAST Sponsor II, LLC (“FAST II Sponsor”), in exchange for the sale by FAST II Sponsor to Universal Kat of Class A shares of Falcon’s Opco held by FAST II Sponsor. Falcon’s Opco provided written consent on the assignment. This transfer was between FAST II Sponsor and Universal Kat, and therefore there was no impact to the Company’s financial statements as a result of this transfer. There were no additional changes to the loan agreement terms due to this reassignment.

The repayment schedule of this loan was modified again on October 18, 2024. See Note 17 — Subsequent Events.

$7.221 million term loan

In March 2024, Falcon’s Opco entered into a one-year $7.221 million term loan with Katmandu Ventures, LLC (“Katmandu Ventures”). The loan bears interest at 8.875% per annum, which is payable quarterly in arrears. On June 14, 2024, Falcon’s Opco entered into a loan amendment with Katmandu Ventures to defer the first interest and principal payment from June 30, 2024 to the earlier of 1) September 30, 2024; 2) within five business days after the date upon which Falcon’s Opco receives a distribution of funds from PDP as result of an asset sale transaction; or 3) within five business days after the date upon which Falcon’s Opco receives cash proceeds as the result of a debt or equity fundraising transaction with a third-party resulting in net proceeds of $20 million or more.

Following the amendment above, Katmandu Ventures assigned $6.3 million of the loan to FAST II Sponsor, in exchange for the sale by FAST II Sponsor to Katmandu Ventures of Class A shares of Falcon’s Opco held by FAST II Sponsor. Falcon’s Opco provided written consent on the assignment. The remaining $0.9 million of the loan is still outstanding with Katmandu Ventures and will be paid according to the amended payment terms. There were no additional changes to the loan agreement terms due to this reassignment.

The repayment schedule of this loan was modified again on October 18, 2024. See Note 17 — Subsequent Events.

$14.765 million term loan

Effective as of September 30, 2024, the Company entered into a ten-year $14.765 million term loan with Infinite Acquisitions following the modification for the $12.785 million term loan, previously due December 2026, and the $7.25 million term loan, previously due December 2027. The new loan bears interest at 8.00% per annum. Payments are interest only for the first five years, thereafter, principal and interest is payable quarterly in arrears.

10.    Long-term debt and borrowing arrangements

The Company’s indebtedness as of December 31, 2023 and 2022 consisted of the following:

	2023		2022
	Amount	Interest Rate	Amount	Interest Rate
€2.5 million revolving credit arrangement (due December 2023, fully converted to Predecessor Financing Units in October 2023)	$—	—	$2,090	3.00%
$10 million revolving credit arrangement (due December 2026) ($6,828 and $629 outstanding with related party as of December 31, 2023 and December 31, 2022, respectively)	6,828	2.75%	629	2.75%
€1.5 million term loan (due April 2026)	980	1.70%	1,344	1.70%
$12.785 million term loan – related party (due December 2026)	9,697	2.75%	12,786	2.75%
€7 million term loan (due April 2027)	4,861	6.00%	5,972	2.88%
$7.25 million term loan – related party (due December 2027)	7,250	3.75%	7,250	3.75%
$1.975 million term loan – related party (due December 2029, fully converted to Predecessor Financing Units in October 2023)	—	—	1,975	3.00%
Finance leases	—	—	1,099	6.39%
	29,616		33,145
Less: Current portion of long-term debt	6,651		7,408
	$22,965		$25,737

The Company’s outstanding debt as of December 31, 2023 matures as follows:

Within 1 year	$6,651
Between 1 and 2 years	6,895
Between 2 and 3 years	13,592
Between 3 and 4 years	2,478
Total	$29,616

As of December 31, 2023, the remaining commitment available under the Company’s related party revolving credit arrangements was the following:

Available Capacity
$10 million revolving credit arrangement (due December 2026)	$3,172
$3,172

€2.5 million revolving credit arrangement

In December 2019, the Company entered into a €2.5 million revolving credit arrangement with Collections. This facility is subject to an annual fixed interest rate of 3.00% and matured in December 2023. On October 4, 2023, the remaining amount of the credit arrangement was converted as part of the debt-to-equity conversion discussed below.

$10 million revolving credit arrangement

In December 2021, the Company entered into a $10.0 million revolving credit arrangement with Collections. This arrangement, which is subject to an annual fixed interest rate of 2.75%, matures in December 2026. On October 6, 2022, $7.6 million of the outstanding balance was converted as part of the debt-to-equity conversion discussed below. On October 4, 2023, the amount outstanding as of October 4, 2023 on the credit arrangement was converted as part of the debt-to-equity conversion discussed below. As of December 31, 2023 Infinite Acquisitions loaned an additional $6.8 million to the Company through its existing line of credit.

€1.5 million term loan

In April 2020, the Company entered into a six-year €1.5 million Institute of Official Credit (ICO) term loan with a Spanish bank, with a fixed interest rate of 1.70%. The loan was interest only for the first twelve months, thereafter principal and interest is payable monthly in arrears.

$12.785 million term loan

In December 2021, the Company entered into a five-year $12.785 million term loan with Collections. The loan bears interest at 2.75% per annum. The loan is interest only for the first twelve months, thereafter principal and interest is payable quarterly in arrears.

€7 million term loan

In March 2019, the Company entered into a seven-year €7 million term loan with a Spanish bank, which was interest only for the first eighteen months, thereafter principal and interest was payable monthly in arrears. In January 2021, the loan was modified and bears interest at six-month Euribor plus 2.00%. Loan is collateralized by the Company’s investment in PDP.

$1.975 million term loan

In June 2019, the Company entered into a ten-year $1.975 million term loan with Collections. The loan bears interest at 3.00% per annum. The loan was interest only for the first 24 months, thereafter principal and interest is payable quarterly in arrears. On October 4, 2023, the remaining amount of the term loan was converted as part of the debt-to-equity conversion discussed below.

$7.25 million Term Loan

In December 2022, the Company entered into a five-year $7.25 million term loan with Infinite Acquisitions. The loan bears interest at 3.75% per annum. The loan is interest only for the first twelve months, thereafter principal and interest is payable quarterly in arrears.

Conversion of debt to equity with Infinite Acquisitions

On October 6, 2022, the Company entered into a Conversion Agreement with Infinite Acquisitions pursuant to which $20.0 million of the debt owed to Infinite Acquisitions was converted to 2,000,000 membership units in Falcon’s Beyond Global, LLC (“Predecessor Financing Units”). The Company converted the following debt instruments: $8.5 million outstanding balance on the $8.7 million term loan, $3.9 million outstanding balance on the $5 million revolving credit facility, and $7.6 million of the outstanding balance on the $10 million revolving credit facility.

On October 4, 2023, the Company entered into a Conversion Agreement with Infinite Acquisitions pursuant to which $7.3 million of the debt owed to Infinite Acquisitions was converted to 727,500 Predecessor Financing Units. The Company converted the following debt instruments: $3.4 million outstanding balance on the $10.0 million revolving credit arrangement, $2.1 million outstanding balance on the 2.5 million euro revolving credit arrangement, and $1.8 million of the outstanding balance on the $1.975 million term loan.

During the period between December 31, 2022 and December 31, 2023, there was no new debt issued. See Note 11 — Related party transactions for discussion related to the $10 million revolving credit arrangement with Infinite Acquisitions.

Finance leases

The Company’s finance leases consisted primarily of leases of the Company’s headquarters which were leased by FCG from a related party, Penut. See Note 6 — Leases. As of July 27, 2023, FCG was deconsolidated and accounted for as an equity method investment in the Company’s consolidated financial statements. The consolidated balance sheets therefore do not include any finance leases as of December 31, 2023, given that FCG was the lessee for all leases prior to deconsolidation.